Note 13 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for loan and lease losses	$ 2,826	$ 1,288
Supplemental retirement plan	482	469
Investment security basis adjustment	18	18
Nonaccrual interest income	355	297
Accrued compensation	244	244
Deferred origination fees, net	0	30
Lease liability	1,173	1,051
Gross deferred tax assets	5,098	3,397
Deferred tax liabilities:
Premises and equipment	709	583
Net unrealized gain on AFS securities	1,139	490
Net unrealized gain on equity securities	41	62
FHLB stock dividends	139	139
Intangibles	414	378
Mortgage servicing rights	100	82
Deferred origination fees, net	50	0
Acquisition fair value adjustments	278	253
Right of use assets	1,151	1,032
Other	4	4
Gross deferred tax liabilities	4,025	3,023
Net deferred tax assets	$ 1,073	$ 374